Cover Page	Nov. 02, 2021	May 04, 2021
Cover [Abstract]
Document Type		8-K
Document Period End Date	Nov. 02, 2021
Entity Registrant Name		MidWestOne Financial Group, Inc.
Entity File Number		001-35968
Entity Incorporation, State or Country Code		IA
Entity Tax Identification Number		42-1206172
Entity Address, Address Line One		102 South Clinton Street
Entity Address, City or Town		Iowa City
Entity Address, State or Province		IA
Entity Address, Postal Zip Code		52240
City Area Code		319
Local Phone Number		356-5800
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common stock, $1.00 par value
Trading Symbol		MOFG
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false
Amendment Flag		false
Entity Central Index Key		0001412665